CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 63,673	$ 58,753
Short-term investments	21,339	9,684
Accounts receivable	18,770	17,014
Inventories	38,314	33,572
Prepaid expenses and other current assets	2,661	3,242
Total current assets	144,757	122,265
Long-term investments	16,830	21,048
Property, plant and equipment	196,250	181,582
Less accumulated depreciation and amortization	113,989	106,689
Property plant and equipment net	82,261	74,893
Other assets and deferred charges:
Patents	1,569	1,659
Goodwill	9,730	9,730
Other	1,604	1,621
Prepaid expense and other assets, noncurrent, total	12,903	13,010
Total assets	256,751	231,216
Current liabilities:
Accounts payable and accrued liabilities	9,878	9,601
Accrued income and other taxes	1,503	619
Total current liabilities	11,381	10,220
Line of credit	0	0
Other non-current liabilities	13,065	10,229
Stockholders’ equity:
Common stock, par value $0.10 per share; authorized 10,000 shares, issued 3,420 shares	342	342
Paid-in capital	51,660	50,391
Retained earnings	312,563	291,761
Treasury shares,1,565 at September 30, 2019 and 1,567 at December 31, 2018, at cost	(132,260)	(131,727)
Total stockholders’ equity	232,305	210,767
Total liabilities and stockholders’ equity	$ 256,751	$ 231,216